As filed with the Securities and Exchange Commission on November 13, 2019.

File No. 333-227097
File No. 811-23376

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☐        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 15

and/or

☐         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 18

PACIFIC GLOBAL ETF TRUST

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive, 7th Floor
Newport Beach, California 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3391

National Registered Agents, Inc.
160 Greentree Drive, Suite 101
Dover, DE 19904
(Name and address of agent for service)

Copies of communications to:

J.G. Lallande, Esq.

Assistant Vice President & Counsel

Pacific Global Asset Management LLC

840 Newport Center Drive, 7th Floor

Newport Beach, CA 92660

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036-1600

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐            Immediately upon filing pursuant to paragraph (b)

☒           on December 6, 2019 pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on [      ] pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on [      ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒                                  This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A for Pacific Global ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 6, 2019 the effectiveness of Post-Effective Amendment No. 3 (“PEA No. 3”), which was filed with the Commission via EDGAR Accession No. 0001104659-19-043716 on August 2, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 3 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Pacific Global Senior Loan ETF is incorporated herein by reference to Part A of PEA No. 3.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Pacific Global Senior Loan ETF is incorporated herein by reference to Part B of PEA No. 3.

PART C—OTHER INFORMATION

The Part C for the Pacific Global Senior Loan ETF is incorporated herein by reference to Part C of PEA No. 3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on the 12th day of November, 2019.

Pacific Global ETF Trust
(Registrant)

By:	/s/ J.G. Lallande
Name:	J.G. Lallande
Title:	Vice President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated on November 12, 2019.

Signature	Title	Date
/s/ Michael Skillman*	President and Chief Executive Officer	November 12, 2019
Michael Skillman

/s/ Kevin Byrne*	Trustee and Chairman of the Board	November 12, 2019
Kevin Byrne

/s/ Sharon Cheever*	Trustee	November 12, 2019
Sharon Cheever

/s/ D. Robinson Cluck*	Trustee	November 12, 2019
D. Robinson Cluck

/s/ Robert J. Blattenberg*	Trustee	November 12, 2019
Robert J. Blattenberg

/s/ John C. Siciliano*	Trustee	November 12, 2019
John C. Siciliano

/s/ Joshua Schwab*	Treasurer and Principal Financial Officer	November 12, 2019
Joshua Schwab

*By:	/s/ J.G. Lallande

J.G. Lallande, Attorney-in-Fact, pursuant to Powers of Attorney previously filed on February 1, 2019 to the Registrant’s Registration Statement in Pre-Effective Amendment No. 2, which is hereby incorporated by reference.